Stock-Based Compensation (Details) - USD ($)			12 Months Ended
	Jul. 31, 2025	Feb. 12, 2025	Dec. 31, 2025
Stock-Based Compensation [Line Items]
Equal installments			36 months
Share-based compensation expense			$ 555,045
Outstanding stock award granted estimated amount			811,828
Outstanding stock award granted vested amount
Unvested stock award amount			$ 474,500
Common Class A [Member]
Stock-Based Compensation [Line Items]
Number of shares granted (in Shares)	323,438	225,000